S-K 1604(a)(3) De-SPAC Forepart, Compensation - Mountain Lake Acquisition Sponsor LLC [Member]	Mar. 27, 2026 USD ($) $ / shares shares
ClassA Ordinary Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Class B Ordinary Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	2,800,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000